IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund II (the "Fund")
-------------------------------------


October, 2002


Dear Unitholder:


Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2002. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.



Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                        Statement of Financial Condition
                                  June 30, 2002
                                   (unaudited)




Assets

Cash                                                              $   230,234

Investment in payment obligations, at
   minimum termination value (cost $4,349,927)                     11,617,357
                                                                --------------


Total Assets                                                       11,847,591
                                                                ==============


Liabilities

Distributions payable                                                 230,234
                                                                --------------


Net Assets                                                        $11,617,357
                                                                ==============


Net Asset Value per unit (7,446 units outstanding)                $  1,560.21
                                                                ==============

                       See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 2002
                                   (unaudited)




Investment income:


Interest and discount earned, net of fund expenses                  $ 433,145
                                                               ===============



                       See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 2002
                                   (unaudited)




Decrease in net assets from operations:

Net investment income                                    $    433,145
                                                         ------------

Net increase in net assets resulting from operations          433,145

Total declared as distributions to Unitholders               (852,758)
                                                         ------------

Net decrease in net assets                                   (419,613)


Net Assets:

Beginning of period                                        12,036,970
                                                         ------------

End of period                                            $ 11,617,357
                                                         ============


                       See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2001, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $19,477 in expenses from the proceeds of the January 2002 through June 2002 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Trustee declared a $230,234 ($30.92 per unit) distribution payable to unitholders of record as of June 30, 2002. Such distribution was paid on July 15, 2002.

                            Integrated ARROs Fund II
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data



                                         Six Months Ended         Year Ended
                                           June 30, 2002      December 31, 2001
Per Unit Operating Performance             (unaudited)            (audited)
                                         ---------------       ---------------

Net asset value, beginning of period       $   1,616.57         $    1,653.50

Net investment income                             58.17                193.48

Distributions                                   (114.53)              (230.41)
                                         ---------------       ---------------

Net asset value, end of period             $   1,560.21         $     1,616.57
                                         ===============       ===============

Total investment return                    $      58.17         $       193.48
                                         ===============       ===============



Ratios/Supplemental Data

Net assets, end of period                  $ 11,617,357          $ 12,036,970

Ratio of expenses to average net assets           0.16%                 0.31%

Ratio of net investment income to
   average net assets                             3.66%   (1)          11.83%

Portfolio turnover rate                             N/A                   N/A



                       See notes to financial statements


                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 2002


Partnership/                                                                                                        Discount To
Date Payment                                                         Original       Simple                       Arrive at Minimum
Obligation                      Property              Type of        Principal     Interest         Accrued         Termination
 Incurred         Lessee        Location              Property         Amount        Rate           Interest           Amount
----------------------------------------------------------------------------------------------------------------------------------
Bradall         Albertson's   Boise, ID             Department      $1,940,000      16.500%        $3,154,330        $1,316,683
12/16/82        Inc.          Snohomish, WA         Stores
                              Las Cruces, NM
                              Sioux Falls, SD
                              Bradenton, FL


Dalhill         The Kroger    Houston, TX           Supermarkets     1,485,000      19.625%         2,243,630           547,264
01/15/82        Company       Dallas, TX
                              Columbus, OH
                              Cincinnati, OH
                              Louisville, KY (2)



Walmad          Walgreen      Windsor, WI           Warehouse/       1,500,000      18.500%         4,191,200         1,032,856
02/25/82        Company                             Distribution
                                                    Facility





                                                                  -------------                 --------------  ----------------
                                                                    $4,925,000                     $9,589,160        $2,896,803
                                                                  =============                 ==============  ================


Partnership/
Date Payment       Periodic             Minimum
Obligation      Payment During        Termination
 Incurred        Primary Term (1)        Amount
---------------------------------------------------
Bradall           7/1/98-1/1/08        $3,777,647
12/16/82         $387,871/semi.





Dalhill            1/31/97-12/31/06     3,181,366
01/15/82            $57,242/mo.






Walmad            4/1/97-3/1/02         4,658,344
02/25/82           $23,125/mo.;
                  4/1/02-3/1/07
                    $92,551/mo.




                                    --------------
                                      $11,617,357
                                    ==============


(1) Primary Term of the applicable net lease.
(2) Two properties.



                                              INTEGRATED ARROS FUND II
                           SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                        JANUARY 1, 2002 THROUGH JUNE 30, 2002


                       ACCRUED                       ACCRUED                       ACCRUED                        ACCRUED
          DATE         INTEREST         DATE         INTEREST         DATE         INTEREST        DATE          INTEREST
        ---------      ---------      ---------      ---------      ---------      ---------     ---------       ---------
        01-Jan-02      9,552,568      23-Feb-02      9,601,294      17-Apr-02      9,569,652     09-Jun-02       9,538,010
        02-Jan-02      9,555,004      24-Feb-02      9,603,729      18-Apr-02      9,572,087     10-Jun-02       9,540,446
        03-Jan-02      9,557,440      25-Feb-02      9,606,165      19-Apr-02      9,574,523     11-Jun-02       9,542,881
        04-Jan-02      9,559,875      26-Feb-02      9,608,601      20-Apr-02      9,576,959     12-Jun-02       9,545,317
        05-Jan-02      9,562,311      27-Feb-02      9,611,036      21-Apr-02      9,579,395     13-Jun-02       9,547,753
        06-Jan-02      9,564,747      28-Feb-02      9,613,472      22-Apr-02      9,581,830     14-Jun-02       9,550,188
        07-Jan-02      9,567,183      01-Mar-02      9,535,541      23-Apr-02      9,584,266     15-Jun-02       9,552,624
        08-Jan-02      9,569,618      02-Mar-02      9,537,976      24-Apr-02      9,586,702     16-Jun-02       9,555,060
        09-Jan-02      9,572,054      03-Mar-02      9,540,412      25-Apr-02      9,589,137     17-Jun-02       9,557,496
        10-Jan-02      9,574,490      04-Mar-02      9,542,848      26-Apr-02      9,591,573     18-Jun-02       9,559,931
        11-Jan-02      9,576,925      05-Mar-02      9,545,284      27-Apr-02      9,594,009     19-Jun-02       9,562,367
        12-Jan-02      9,579,361      06-Mar-02      9,547,719      28-Apr-02      9,596,444     20-Jun-02       9,564,803
        13-Jan-02      9,581,797      07-Mar-02      9,550,155      29-Apr-02      9,598,880     21-Jun-02       9,567,238
        14-Jan-02      9,584,232      08-Mar-02      9,552,591      30-Apr-02      9,601,316     22-Jun-02       9,569,674
        15-Jan-02      9,586,668      09-Mar-02      9,555,026      01-May-02      9,523,385     23-Jun-02       9,572,110
        16-Jan-02      9,589,104      10-Mar-02      9,557,462      02-May-02      9,525,820     24-Jun-02       9,574,545
        17-Jan-02      9,591,540      11-Mar-02      9,559,898      03-May-02      9,528,256     25-Jun-02       9,576,981
        18-Jan-02      9,593,975      12-Mar-02      9,562,333      04-May-02      9,530,692     26-Jun-02       9,579,417
        19-Jan-02      9,596,411      13-Mar-02      9,564,769      05-May-02      9,533,127     27-Jun-02       9,581,853
        20-Jan-02      9,598,847      14-Mar-02      9,567,205      06-May-02      9,535,563     28-Jun-02       9,584,288
        21-Jan-02      9,601,282      15-Mar-02      9,569,641      07-May-02      9,537,999     29-Jun-02       9,586,724
        22-Jan-02      9,603,718      16-Mar-02      9,572,076      08-May-02      9,540,434     30-Jun-02       9,589,160
        23-Jan-02      9,606,154      17-Mar-02      9,574,512      09-May-02      9,542,870
        24-Jan-02      9,608,589      18-Mar-02      9,576,948      10-May-02      9,545,306
        25-Jan-02      9,611,025      19-Mar-02      9,579,383      11-May-02      9,547,742
        26-Jan-02      9,613,461      20-Mar-02      9,581,819      12-May-02      9,550,177
        27-Jan-02      9,615,897      21-Mar-02      9,584,255      13-May-02      9,552,613
        28-Jan-02      9,618,332      22-Mar-02      9,586,691      14-May-02      9,555,049
        29-Jan-02      9,620,768      23-Mar-02      9,589,126      15-May-02      9,557,484
        30-Jan-02      9,623,204      24-Mar-02      9,591,562      16-May-02      9,559,920
        31-Jan-02      9,625,639      25-Mar-02      9,593,998      17-May-02      9,562,356
        01-Feb-02      9,547,708      26-Mar-02      9,596,433      18-May-02      9,564,792
        02-Feb-02      9,550,144      27-Mar-02      9,598,869      19-May-02      9,567,227
        03-Feb-02      9,552,580      28-Mar-02      9,601,305      20-May-02      9,569,663
        04-Feb-02      9,555,015      29-Mar-02      9,603,740      21-May-02      9,572,099
        05-Feb-02      9,557,451      30-Mar-02      9,606,176      22-May-02      9,574,534
        06-Feb-02      9,559,887      31-Mar-02      9,608,612      23-May-02      9,576,970
        07-Feb-02      9,562,322      01-Apr-02      9,530,681      24-May-02      9,579,406
        08-Feb-02      9,564,758      02-Apr-02      9,533,116      25-May-02      9,581,841
        09-Feb-02      9,567,194      03-Apr-02      9,535,552      26-May-02      9,584,277
        10-Feb-02      9,569,629      04-Apr-02      9,537,988      27-May-02      9,586,713
        11-Feb-02      9,572,065      05-Apr-02      9,540,423      28-May-02      9,589,149
        12-Feb-02      9,574,501      06-Apr-02      9,542,859      29-May-02      9,591,584
        13-Feb-02      9,576,937      07-Apr-02      9,545,295      30-May-02      9,594,020
        14-Feb-02      9,579,372      08-Apr-02      9,547,730      31-May-02      9,596,456
        15-Feb-02      9,581,808      09-Apr-02      9,550,166      01-Jun-02      9,518,524
        16-Feb-02      9,584,244      10-Apr-02      9,552,602      02-Jun-02      9,520,960
        17-Feb-02      9,586,679      11-Apr-02      9,555,038      03-Jun-02      9,523,396
        18-Feb-02      9,589,115      12-Apr-02      9,557,473      04-Jun-02      9,525,831
        19-Feb-02      9,591,551      13-Apr-02      9,559,909      05-Jun-02      9,528,267
        20-Feb-02      9,593,986      14-Apr-02      9,562,345      06-Jun-02      9,530,703
        21-Feb-02      9,596,422      15-Apr-02      9,564,780      07-Jun-02      9,533,139
        22-Feb-02      9,598,858      16-Apr-02      9,567,216      08-Jun-02      9,535,574